RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS

The carrying amounts of right-of-use assets are as follows:

	As of December 31,
	2023	2022
Right-of-use asset – Buildings	$-	$2,541,123
Right-of-use asset – Buildings (related party)	11,149,101	11,149,101
Right-of-use asset – Leasehold	-	992,410
Right-of-use asset – Office space	-	58,412
Foreign currency translation	-	(119,182)
Accumulated depreciation of right-of-use assets	-	(1,723,114)
Accumulated depreciation of right-of-use assets (related party)	(997,456)	(325,040)
Lease modifications	(10,151,645)	-
	$-	$12,573,710

SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES

The maturity analysis of lease liabilities is as follows:

	As of December 31,
	2023	2022
Within one year	$-	$1,664,966
Two to five years	-	6,280,716
Thereafter	-	17,871,937
	-	25,817,619
Less: Imputed interest	-	(12,832,744)
	$-	$12,984,875

Lease liabilities – Current	$-	$1,590,538
Lease liabilities - Non-Current	-	11,394,337
	$-	$12,984,875